Short-Term Investments - Schedule of Short term investments (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-Term Investments [Abstract]
Marketable securities	¥ 847,927,125	$ 117,957,699	¥ 435,659,383